Material accounting judgments, estimates and assumptions (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Material accounting judgments, estimates and assumptions
Innovation Box tax rate	9.00%			9.00%
General headline rate	25.80%	25.80%	25.00%